Financial Instruments (Details 4) - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Cash	$ 1,582,384	$ 1,114,033	$ 217,788	$ 74,926
Accounts receivable	1,643,959	739,248
Interest payable		13,750
Business acquisition consideration payable	360,000	$ 358,537
Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Cash	1,582,384
Marketable securities
Level 1 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Cash
Marketable securities
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,821,875
Debt	2,608,822
Interest payable
Business acquisition consideration payable	360,000
Level 2 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Debt
Interest payable
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	1,643,959
Level 2 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable